AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 91.1%
Information Technology – 33.7%
Communications Equipment – 3.4%
Ciena Corp.(a)	65,910	$2,615,968
Lumentum Holdings, Inc.(a)	34,644	2,602,804

		5,218,772

Electronic Equipment, Instruments & Components – 3.6%
Flex Ltd.(a)	320,091	3,565,814
Keysight Technologies, Inc.(a)	18,977	1,874,548

		5,440,362

IT Services – 7.6%
MAXIMUS, Inc.	29,682	2,030,545
PayPal Holdings, Inc.(a)	15,933	3,139,279
Square, Inc. - Class A(a)	17,060	2,773,103
Visa, Inc. - Class A	17,902	3,579,863

		11,522,790

Semiconductors & Semiconductor Equipment – 6.7%
Cree, Inc.(a)	36,323	2,315,228
Monolithic Power Systems, Inc.	7,988	2,233,525
NVIDIA Corp.	5,265	2,849,523
NXP Semiconductors NV	21,525	2,686,535

		10,084,811

Software – 9.9%
ANSYS, Inc.(a)	8,025	2,626,021
Microsoft Corp.	17,937	3,772,689
Proofpoint, Inc.(a)	22,088	2,331,389
salesforce.com, Inc.(a)	16,926	4,253,842
Zendesk, Inc.(a)	18,848	1,939,836

		14,923,777

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.	32,806	3,799,263

		50,989,775

Health Care – 20.4%
Health Care Equipment & Supplies – 11.0%
Alcon, Inc.(a)	44,316	2,523,796
Danaher Corp.	19,722	4,246,738
Koninklijke Philips NV (ADR)(a)	81,825	3,858,049
STERIS PLC	16,898	2,977,259
West Pharmaceutical Services, Inc.	10,959	3,012,629

		16,618,471

Health Care Providers & Services – 3.4%
Laboratory Corp. of America Holdings(a)	16,648	3,134,319
UnitedHealth Group, Inc.	6,531	2,036,170

		5,170,489

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 6.0%
Bio-Rad Laboratories, Inc. - Class A(a)	8,196	$4,224,710
Bruker Corp.	48,456	1,926,126
ICON PLC(a)	14,963	2,859,280

		9,010,116

		30,799,076

Industrials – 11.5%
Building Products – 2.1%
Trex Co., Inc.(a)	43,849	3,139,588

Commercial Services & Supplies – 2.6%
Tetra Tech, Inc.	4,507	430,418
Waste Management, Inc.	31,075	3,516,758

		3,947,176

Electrical Equipment – 4.7%
Rockwell Automation, Inc.	15,786	3,483,655
Vestas Wind Systems A/S (Sponsored ADR)	67,516	3,634,386

		7,118,041

Machinery – 2.1%
Xylem, Inc./NY	38,489	3,237,695

		17,442,500

Consumer Discretionary – 10.0%
Auto Components – 2.0%
Aptiv PLC	32,759	3,003,345

Household Durables – 1.3%
TopBuild Corp.(a)	11,814	2,016,532

Specialty Retail – 2.1%
Home Depot, Inc. (The)	11,470	3,185,334

Textiles, Apparel & Luxury Goods – 4.6%
Lululemon Athletica, Inc.(a)	9,200	3,030,204
NIKE, Inc. - Class B	31,343	3,934,800

		6,965,004

		15,170,215

Financials – 5.7%
Capital Markets – 4.7%
Intercontinental Exchange, Inc.	36,196	3,621,410
MSCI, Inc. - Class A	9,523	3,397,616

		7,019,026

Insurance – 1.0%
Aflac, Inc.	42,250	1,535,787

		8,554,813

Utilities – 4.8%
Electric Utilities – 2.7%
NextEra Energy, Inc.	14,690	4,077,356

Company	Shares	U.S. $ Value

Water Utilities – 2.1%
American Water Works Co., Inc.	21,450	$3,107,676

		7,185,032

Consumer Staples – 1.8%
Household Products – 1.8%
Procter & Gamble Co. (The)	19,579	2,721,285

Materials – 1.7%
Chemicals – 1.7%
Ecolab, Inc.	13,126	2,623,100

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
SBA Communications Corp.	7,156	2,279,043

Total Common Stocks (cost $102,294,704)		137,764,839

SHORT-TERM INVESTMENTS – 10.1%
Investment Companies – 10.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(b) (c) (d) (cost $15,197,201)	15,197,201	15,197,201

Total Investments – 101.2% (cost $117,491,905)(e)		152,962,040
Other assets less liabilities – (1.2)%		(1,775,535)

Net Assets – 100.0%		$151,186,505

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,995,167 and gross unrealized depreciation of investments was $(525,032), resulting in net unrealized appreciation of $35,470,135.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$137,764,839	$-0-	$-0-	$137,764,839
Short-Term Investments:
Investment Companies	15,197,201	-0-	-0-	15,197,201

Total Investments in Securities	152,962,040	-0-	-0-	152,962,040
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$152,962,040	$-0-	$-0-	$152,962,040

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,422	$71,971	$63,196	$15,197	$30
Government Money Market Portfolio*	185	20,726	20,911	-0-	2
Total				$15,197	$32

*	Investment of cash collateral for securities lending transactions.

4